Write-Downs of Long-Lived Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	¥ 8	¥ 518	¥ 591	¥ 554
Real Estate
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets			433	20
ORIX USA
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets		509	60	509
Asia and Australia
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	¥ 8	¥ 9	81	¥ 25
Environment And Energy
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets			¥ 17